Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Convertible Debentures [Line Items]
Convertible debentures	$ 10,969,131	$ 1,157,057
January 2024 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	August 2022 SPA
Convertible debentures		53,928
August 2024 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	August 2024 SPA
Convertible debentures		1,103,129
January 2025 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	August 2024 SPA
Convertible debentures	$ 1,640,520
May 2025 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	August 2024 SPA
Convertible debentures	$ 685,611
June 2025 Secured Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	June 2025 SPA
Convertible debentures	$ 8,643,000